Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements		Comm. Social Resp.	Total Payments
Total	$ 13.3	$ 349.0	$ 16.7	$ 14.7		$ 2.6	$ 396.3
BRUNEI DARUSSALAM
Total	0.6						0.6
BRUNEI DARUSSALAM | Government of Brunei Darussalam [Member]
Total	0.6						0.6
CANADA
Total	12.2	50.2	3.9	14.7			81.0
CANADA | Government of Canada [Member]
Total	6.5	10.7					17.2
CANADA | Municipal District of Greenview, Alberta [Member]
Total	0.9						0.9
CANADA | Government of Alberta [Member]
Total	3.3	4.2	0.7	$ 14.7	[1]		22.9
CANADA | Government of British Columbia [Member]
Total	1.5	7.8	3.0				12.3
CANADA | Government of Newfoundland and Labrador [Member]
Total		27.5	0.2				27.7
CÔTE D'IVOIRE
Total			0.3			2.3	2.6
CÔTE D'IVOIRE | Direction Generale des Hydrocarbures [Member]
Total						2.3	2.3
CÔTE D'IVOIRE | Petroci Comite de Negociation de CP [Member]
Total			0.3				0.3
MEXICO
Total			5.4				5.4
MEXICO | Fondo Mexicano del Petroleo para la Estabilizacion y el Desarrollo [Member]
Total			3.5				3.5
MEXICO | Servicio de Administracion Tributaria [Member]
Total			1.9				1.9
UNITED STATES
Total		298.8	7.1				305.9
UNITED STATES | U.S. Department of the Interior [Member]
Total		$ 298.8	0.9				299.7
UNITED STATES | U.S. Office Of Natural Resources Revenue [Member]
Total			$ 6.2				6.2
VIET NAM
Total	0.5					0.3	0.8
VIET NAM | Vietnam Oil and Gas Group [Member]
Total						$ 0.3	0.3
VIET NAM | Ho Chi Minh City Tax Department [Member]
Total	$ 0.5						$ 0.5

[1]	Payments made in-kind are reported at fair market value based on realized sales price in Canadian dollars, and then converted to U.S. dollars at the exchange rate as of December 31, 2024.